ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE HEALTH SCIENCES FUND
Unaudited	September 30, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 101.0%

BIOTECHNOLOGY 40.0%

Major Biotechnology 28.8%
Alkermes (1)	1,175,000	18,624
Amgen (1)(2)	675,000	48,283
Array BioPharma (1)	200,000	1,704
Atherogenics (1)	150,000	1,976
Biogen Idec (1)(2)	250,000	11,170
Celgene (1)(2)	355,000	15,371
Cephalon (1)(2)	999,500	61,719
CV Therapeutics (1)	275,000	3,064
Genentech (1)(2)	670,000	55,409
Genzyme (1)	55,000	3,711
Gilead Sciences (1)(2)	1,125,000	77,287
Human Genome Sciences (1)	450,000	5,193
ICOS (1)	175,000	4,386
ImClone Systems (1)(2)	125,000	3,540
Martek Biosciences (1)	250,000	5,377
Medicines Company (1)(2)	1,350,000	30,456
MedImmune (1)	416,100	12,154
Neurocrine Biosciences (1)	410,000	4,408
NPS Pharmaceuticals (1)	38,100	145
OSI Pharmaceuticals (1)(2)	825,000	30,962
PDL Biopharma (1)	650,000	12,480
Pharmaceutical Holdings Trust	25,000	1,950
Seattle Genetics, Warrants, 12/31/11 (1)(3)	50,000	-
Sepracor (1)(2)	725,000	35,119
Trimeris (1)	700,000	6,160
United Therapeutics (1)	5,000	263
Vertex Pharmaceuticals (1)(2)	605,000	20,358
		471,269
Other Biotechnology 11.2%
Acadia Pharmaceuticals (1)	318,800	2,754
Adolor (1)	300,000	4,161
Advanced Life Sciences Holdings (1)	226,607	675
Alexion Pharmaceutical (1)	455,000	15,461
Alexza Pharmaceuticals PP (1)(3)	282,765	2,046
Altus Pharmaceuticals (1)	175,000	2,795
Amylin Pharmaceuticals (1)(2)	500,000	22,035
BioCryst Pharmaceuticals (1)	625,000	7,794
BioMarin Pharmaceutical (1)	124,400	1,770
Biovitrum AB (SEK) (1)	125,000	1,966
Cell Genesys (1)	300,000	1,371
Combinatorx (1)(4)	400,000	2,492
Cougar Technology (1)(3)	44,406	180
Cubist Pharmaceuticals (1)(2)	775,000	16,848
deCode genetics (1)	914,200	5,028
Encysive Pharmaceuticals (1)	50,000	215
Exelixis (1)	700,000	6,097
Favrille (1)(4)	595,100	2,589
Favrille, Warrants, 3/6/11 (1)(3)(4)	129,500	-
Genmab (DKK) (1)	250,000	10,420
Idenix Pharmaceuticals (1)	389,500	3,778
Incyte Genomics (1)	1,375,000	5,816
Infinity Pharmaceuticals (1)	287,500	3,881
Mannkind (1)	175,000	3,325
Mannkind, Warrants, 8/5/10 (1)(3)	130,000	176
Momenta Pharmaceuticals (1)	175,000	2,366
Myogen (1)(2)	570,000	19,996
Myogen, Warrants, 9/29/09 (1)(3)	20,000	546
Myriad Genetics (1)	75,000	1,849
Nektar Therapeutics (1)	246,200	3,548
ONYX Pharmaceuticals (1)	350,000	6,051
Panacos Pharmaceuticals (1)	200,000	992
Pharmion (1)	100,000	2,155
Poniard Pharmaceuticals, Warrants, 11/30/08 (1)(3)(4)	18,000	-
Poniard Pharmaceuticals (1)(4)	518,389	1,814
Poniard Pharmaceuticals, Bridge Warrants, 1/31/11 (1)(3)(4)	798,000	-
Psivida Limited ADS (1)	438,776	895
Regeneron Pharmaceuticals (1)	75,000	1,177
Tercica (1)	550,000	2,932
Theravance (1)(2)	500,000	13,520
ViroPharma (1)	200,000	2,434
		183,948

Total Biotechnology		655,217

LIFE SCIENCES 4.8%

Life Sciences 4.8%
Affymetrix (1)	25,000	539
Beckman Coulter	75,000	4,317
Celera Genomics (1)	400,000	5,568
Dade Behring Holdings (2)	275,000	11,044
Gen-Probe (1)	260,000	12,191
Home Diagnostics (1)	100,000	1,309
Illumina (1)	170,000	5,617
Immucor (1)(2)	450,000	10,085
Invitrogen (1)(2)	100,000	6,341
OraSure Technologies (1)	50,000	402
Qiagen NV (1)	575,000	9,108
Symyx Technologies (1)	425,000	9,006
Thermo Electron (1)	65,000	2,556
Total Life Sciences		78,083
PHARMACEUTICALS 21.8%

International-Pharmaceuticals 0.9%
Schwarz Pharma AG (EUR)	135,000	15,697
		15,697
Major Pharmaceuticals 20.9%
Abbott Laboratories	50,000	2,428
Alcon (2)	135,000	15,457
Allergan	70,000	7,883
Astellas Pharma (JPY)	415,000	16,706
Barr Pharmaceuticals (1)	200,000	10,388
Basilea Pharmaceutica (CHF) (1)	27,500	4,354
Bristol Myers Squibb	75,000	1,869
Chugai Pharmaceutical (JPY)	400,000	8,610
Elan ADR (1)(2)	1,750,000	26,915
Eli Lilly	300,000	17,100
Forest Laboratories (1)(2)	150,300	7,607
GlaxoSmithKline (GBP)	200,000	5,323
Glaxosmithkline Pharmaceuticals (INR)	200,000	5,381
Insite Vision (1)	1,000,000	1,580
Ipsen (EUR) (1)	45,000	1,764
Johnson & Johnson (2)	175,000	11,364
Labopharm (1)	50,000	284
Medicis Pharmaceutical, Class A	50,000	1,618
Merck (2)	50,000	2,095
MGI Pharma (1)	830,000	14,284
Monsanto	242,500	11,400
Novartis	350,000	20,454
Novo Nordisk, Series B (DKK)	60,000	4,461
Pfizer (2)	600,000	17,016
Roche Holding (CHF)	215,000	37,172
Sanofi-Aventis (EUR)	125,000	11,132
Schering-Plough	450,000	9,940
Shire Pharmaceuticals	167,500	8,273
Takeda Chemical Industries (JPY)	60,000	3,747
Teva Pharmaceutical (2)	200,000	6,818
Towa Pharmaceutical (JPY)	125,000	3,178
Valeant Pharmaceuticals	775,000	15,329
Wyeth (2)	550,000	27,962
Xenoport (1)	100,000	2,037
		341,929

Total Pharmaceuticals		357,626
PRODUCTS & DEVICES 9.9%

Implants 9.9%
Advanced Medical Optics (1)	13,400	530
Aspect Medical Systems (1)	70,000	1,195
Baxter International	335,000	15,229
BioSphere Medical (1)	621,000	4,099
Boston Scientific (1)(2)	575,000	8,504
C R Bard	125,000	9,375
Cerus (1)	500,000	2,775
Conor Medsystems (1)	25,000	589
CryoLife (1)	140,200	904
Edwards Lifesciences (1)(2)	175,000	8,153
EPIX Pharmaceuticals (1)	329,100	1,362
Grifols (EUR) (1)	700,000	7,096
Integra LifeSciences (1)	25,000	937
Medtronic (2)	150,000	6,966
Nobel Biocare (CHF)	67,500	16,612
Northstar Neuroscience (1)	33,500	442
Phonak Holding (CHF)	140,000	8,856
ResMed (1)	418,600	16,849
Respironics (1)	110,000	4,247
St. Jude Medical (1)(2)	525,000	18,527
Stereotaxis (1)	375,000	3,881
Stryker (2)	175,000	8,678
Zimmer Holdings (1)(2)	227,400	15,350
		161,156
Other Products & Devices 0.0%
Cooper Companies	10,000	535
		535

Total Products & Devices		161,691
SERVICES 24.5%

Distribution 5.1%
Cardinal Health	181,500	11,932
Caremark RX (2)	400,000	22,668
HealthExtras (1)	325,000	9,201
Henry Schein (1)	125,000	6,267
Lincare Holdings (1)	10,000	346
Medco (1)(2)	200,000	12,022
Omnicare (2)	400,000	17,236
Patterson Companies (1)	100,000	3,361
		83,033
Information 0.1%
Allscripts Healthcare (1)	50,000	1,123
Quality Systems	10,000	388
WebMD Health (1)	15,000	515
		2,026
Other Services 1.0%
Centene (1)	600,000	9,864
Covance (1)	5,000	332
Walgreen	150,000	6,658
		16,854
Payors 11.5%
Aetna	600,000	23,730
AMERIGROUP (1)(2)	275,000	8,126
Assurant	200,000	10,682
CIGNA (2)	250,000	29,080
Coventry Health Care (1)	198,900	10,247
Health Net (1)	150,000	6,528
Humana (1)(2)	285,000	18,836
UnitedHealth Group	925,000	45,510
WellPoint (1)	475,000	36,599
		189,338
Providers 6.8%
Community Health System (1)	250,000	9,337
DaVita (1)(2)	405,000	23,437
Fresenius (EUR)	55,000	9,633
Fresenius Medical Care (EUR)	60,000	7,798
Healthways (1)	75,000	3,345
LCA-Vision (2)	213,923	8,837
LifePoint Hospitals (1)(2)	300,000	10,596
Manor Care	175,000	9,149
National Medical Health Card (1)	200,000	3,110
Sunrise Senior Living (1)	150,000	4,480
Symbion (1)	197,400	3,624
Triad Hospitals (1)(2)	225,000	9,907
United Surgical Partners International (1)(2)	185,000	4,594
Ventas, REIT	75,000	2,891
		110,738

Total Services		401,989

Total Common Stocks (Cost $1,285,254)		1,654,606

PREFERRED STOCKS 0.2%

BIOTECHNOLOGY 0.2%

Other Biotechnology 0.2%
Fibrogen, Series F, 0.00% (1)(3)	659,341	3,758
Total Preferred Stocks (Cost $3,000)		3,758
CONVERTIBLE PREFERRED STOCKS 0.1%
BIOTECHNOLOGY 0.1%
Other Biotechnology 0.1%
Cougar Biotechnology, Series A, 4.00% (1)(3)	399,652	1,620
Total Convertible Preferred Stocks (Cost $1,800)		1,620
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Reserve Investment Fund, 5.37% (4)(5)	2,148,721	2,149
Total Short-Term Investments (Cost $2,149)		2,149
Total Investments in Securities
101.4% of Net Assets (Cost $1,292,203)		$1,662,133

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	All or a portion of this security is pledged to cover written call options at
September 30, 2006.
(3)	Restricted security
(4)	Affiliated company
(5)	Seven-day yield
ADR	American Depository Receipts
ADS	American Depository Shares
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
REIT	Real Estate Investment Trust
SEK	Swedish Krona

OPTIONS WRITTEN (1.5)%
Advanced Medical Optics, Put, 1/20/07 @ $50.00 (1)	(166)	(172)
Aetna, Put, 1/20/07 @ $32.50 (1)	(200)	(11)
Aetna, Put, 1/20/07 @ $45.00 (1)	(37)	(22)
Aetna, Put, 4/21/07 @ $40.00 (1)	(400)	(138)
Alcon, Call, 11/18/06 @ $110.00 (1)	(150)	(127)
Alcon, Call, 1/20/07 @ $110.00 (1)	(200)	(214)
Alcon, Call, 2/17/07 @ $110.00 (1)	(1,000)	(1,190)
Alcon, Put, 2/17/07 @ $110.00 (1)	(200)	(107)
Alexion Pharmaceuticals, Put, 1/20/07 @ $35.00 (1)	(500)	(160)
Alexion Pharmaceuticals, Put, 1/20/07 @ $40.00 (1)	(500)	(328)
Alkermes, Put, 2/17/07 @ $15.00 (1)	(800)	(98)
Allergan, Put, 1/20/07 @ $110.00 (1)	(250)	(106)
Allergan, Put, 1/20/07 @ $120.00 (1)	(131)	(124)
Amerigroup, Call, 3/17/07 @ $35.00 (1)	(500)	(59)
Amerigroup, Put, 12/16/06 @ $30.00 (1)	(250)	(51)
Amgen, Call, 11/18/06 @ $75.00 (1)	(750)	(71)
Amgen, Put, 1/20/07 @ $75.00 (1)	(350)	(161)
Amylin Pharmaceuticals, Call, 10/21/06 @ $50.00 (1)	(750)	(22)
Amylin Pharmaceuticals, Call, 1/20/07 @ $55.00 (1)	(500)	(54)
Amylin Pharmaceuticals, Call, 1/20/07 @ $60.00 (1)	(750)	(36)
Amylin Pharmaceuticals, Put, 1/20/07 @ $35.00 (1)	(300)	(42)
Amylin Pharmaceuticals, Put, 1/20/07 @ $45.00 (1)	(250)	(115)
Amylin Pharmaceuticals, Put, 1/20/07 @ $50.00 (1)	(250)	(189)
Barr Pharmaceuticals, Put, 2/17/07 @ $45.00 (1)	(300)	(28)
Barr Pharmaceuticals, Put, 5/19/07 @ $55.00 (1)	(300)	(164)
Baxter International, Put, 2/17/07 @ $50.00 (1)	(100)	(52)
Beckman Coulter, Put, 5/19/07 @ $60.00 (1)	(350)	(179)
Biogen Idec, Call, 1/20/07 @ $55.00 (1)	(250)	(5)
Biogen Idec, Put, 1/20/07 @ $50.00 (1)	(545)	(316)
Biotech Holdings, Put, 1/20/07 @ $175.00 (1)	(300)	(101)
Boston Scientific, Call, 1/20/07 @ $15.00 (1)	(4,000)	(500)
Bristol Myers Squibb, Put, 3/17/07 @ $25.00 (1)	(500)	(88)
Cardinal Health, Put, 1/20/07 @ $75.00 (1)	(428)	(400)
Caremark Rx, Call, 1/20/07 @ $60.00 (1)	(750)	(144)
Caremark Rx, Call, 3/17/07 @ $65.00 (1)	(1,000)	(122)
Caremark Rx, Put, 1/20/07 @ $45.00 (1)	(300)	(10)
Caremark Rx, Put, 1/20/07 @ $60.00 (1)	(300)	(138)
Caremark Rx, Put, 3/17/07 @ $55.00 (1)	(200)	(55)
Caremark Rx, Put, 3/17/07 @ $60.00 (1)	(300)	(153)
Celgene, Call, 10/21/06 @ $40.00 (1)	(400)	(148)
Celgene, Put, 10/21/06 @ $45.00 (1)	(350)	(74)
Celgene, Put, 1/20/07 @ $45.00 (1)	(450)	(214)
Celgene, Put, 4/21/07 @ $45.00 (1)	(400)	(238)
Cephalon, Call, 11/18/06 @ $65.00 (1)	(750)	(120)
Cephalon, Call, 1/20/07 @ $70.00 (1)	(750)	(112)
Cephalon, Put, 1/20/07 @ $60.00 (1)	(350)	(110)
Cephalon, Put, 1/20/07 @ $75.00 (1)	(30)	(40)
CIGNA, Call, 1/20/07 @ $115.00 (1)	(750)	(694)
CIGNA, Put, 1/20/07 @ $85.00 (1)	(200)	(8)
CIGNA, Put, 1/20/07 @ $90.00 (1)	(300)	(21)
CIGNA, Put, 1/20/07 @ $95.00 (1)	(100)	(12)
CIGNA, Put, 1/20/07 @ $115.00 (1)	(50)	(31)
Cubist Pharmaceuticals, Call, 11/18/06 @ $25.00 (1)	(500)	(23)
Cubist Pharmaceuticals, Put, 11/18/06 @ $22.50 (1)	(250)	(46)
Cytyc, Put, 2/17/07 @ $25.00 (1)	(300)	(55)
Dade Behring Holdings, Call, 11/18/06 @ $45.00 (1)	(750)	(28)
Davita, Call, 10/21/06 @ $50.00 (1)	(500)	(408)
Davita, Call, 1/20/07 @ $50.00 (1)	(500)	(470)
Davita, Call, 1/20/07 @ $55.00 (1)	(750)	(413)
Edwards Lifesciences, Call, 2/17/07 @ $50.00 (1)	(500)	(64)
Edwards Lifesciences, Put, 2/17/07 @ $45.00 (1)	(100)	(13)
Elan, Call, 1/20/07 @ $17.50 (1)	(250)	(33)
Elan, Call, 1/20/07 @ $20.00 (1)	(1,000)	(70)
Eli Lilly, Put, 4/21/06 @ $60.00 (1)	(200)	(89)
Eli Lilly, Put, 10/21/06 @ $55.00 (1)	(300)	(10)
Eli Lilly, Put, 1/20/07 @ $55.00 (1)	(250)	(32)
Eli Lilly, Put, 1/20/07 @ $60.00 (1)	(250)	(93)
Forest Laboratories, Call, 1/20/07 @ $50.00 (1)	(250)	(98)
Forest Laboratories, Put, 1/20/07 @ $50.00 (1)	(647)	(167)
Gen-Probe, Put, 1/20/07 @ $50.00 (1)	(200)	(98)
Gen-Probe, Put, 2/17/07 @ $50.00 (1)	(100)	(54)
Genentech, Call, 10/21/06 @ $85.00 (1)	(450)	(65)
Genentech, Call, 11/18/06 @ $85.00 (1)	(500)	(125)
Genentech, Call, 12/16/06 @ $95.00 (1)	(500)	(28)
Genentech, Call, 1/20/07 @ $85.00 (1)	(1,000)	(420)
Genentech, Call, 1/20/07 @ $95.00 (1)	(500)	(53)
Genentech, Call, 3/17/07 @ $90.00 (1)	(250)	(85)
Genentech, Call, 3/17/07 @ $95.00 (1)	(250)	(49)
Genetech, Call, 12/16/06 @ $90.00 (1)	(750)	(107)
Genetech, Call, 1/20/07 @ $90.00 (1)	(750)	(169)
Genzyme, Put, 1/20/07 @ $70.00 (1)	(750)	(368)
Gilead Sciences, Call, 1/20/07 @ $70.00 (1)	(1,000)	(425)
Gilead Sciences, Put, 11/18/06 @ $60.00 (1)	(100)	(4)
Gilead Sciences, Put, 1/20/07 @ $65.00 (1)	(300)	(73)
Gilead Sciences, Put, 1/20/07 @ $70.00 (1)	(500)	(225)
Gilead Sciences, Put, 2/17/07 @ $60.00 (1)	(350)	(56)
Gilead Sciences, Put, 2/17/07 @ $65.00 (1)	(450)	(135)
Health Net, Put, 1/20/07 @ $50.00 (1)	(100)	(69)
Health Net, Put, 4/21/07 @ $50.00 (1)	(250)	(185)
Henry Schein, Put, 1/20/07 @ $50.00 (1)	(400)	(73)
Humana, Call, 1/20/07 @ $70.00 (1)	(750)	(247)
Humana, Put, 11/18/06 @ $50.00 (1)	(300)	(6)
Humana, Put, 11/18/06 @ $60.00 (1)	(250)	(194)
Humana, Put, 11/18/06 @ $65.00 (1)	(300)	(85)
Humana, Put, 1/20/07 @ $65.00 (1)	(200)	(76)
Humana, Put, 2/17/07 @ $65.00 (1)	(150)	(66)
ICOS, Put, 1/20/07 @ $25.00 (1)	(1,000)	(185)
ICOS, Put, 1/20/07 @ $30.00 (1)	(1,000)	(510)
Idenix Pharmaceuticals, Put, 10/21/06 @ $17.50 (1)	(105)	(81)
Illumina, Put, 3/17/07 @ $35.00 (1)	(400)	(254)
Illumina, Put, 3/17/07 @ $40.00 (1)	(350)	(331)
ImClone Systems, Call, 11/18/06 @ $30.00 (1)	(400)	(61)
ImClone Systems, Put, 11/18/06 @ $35.00 (1)	(300)	(207)
Immucor, Call, 1/20/07 @ $23.375 (1)	(1,000)	(247)
Immucor, Put, 1/20/07 @ $20.00 (1)	(350)	(30)
Invitrogen, Call, 1/20/07 @ $70.00 (1)	(300)	(45)
Invitrogen, Put, 1/20/07 @ $75.00 (1)	(4)	(5)
Invitrogen, Put, 2/17/07 @ $60.00 (1)	(300)	(70)
Johnson & Johnson, Call, 1/20/07 @ $65.00 (1)	(400)	(84)
Johnson & Johnson, Put, 1/20/07 @ $65.00 (1)	(250)	(38)
LCA Vision, Call, 3/17/07 @ $55.00 (1)	(500)	(61)
LCA Vision, Put, 3/17/07 @ $45.00 (1)	(550)	(382)
Lifepoint Hospitals, Call, 11/18/06 @ $35.00 (1)	(500)	(92)
Lifepoint Hospitals, Put, 11/18/06 @ $35.00 (1)	(250)	(31)
Manor Care, Put, 2/17/07 @ $55.00 (1)	(300)	(115)
Martek Biosciences, Put, 12/16/06 @ $25.00 (1)	(300)	(123)
Medco, Call, 1/20/07 @ $60.00 (1)	(500)	(197)
Medicines Company, Call, 1/20/07 @ $25.00 (1)	(899)	(97)
Medicines Company, Put, 1/20/07 @ $25.00 (1)	(1,250)	(400)
Medimmune, Put, 1/20/07 @ $35.00 (1)	(89)	(52)
Medtronic, Call, 1/20/07 @ $50.00 (1)	(1,000)	(92)
Medtronic, Put, 1/20/07 @ $42.50 (1)	(500)	(32)
Merck, Call, 1/20/07 @ $42.50 (1)	(250)	(46)
Merck, Put, 1/20/07 @ $32.50 (1)	(500)	(10)
Merck, Put, 1/20/07 @ $35.00 (1)	(250)	(9)
Merck, Put, 1/20/07 @ $40.00 (1)	(500)	(60)
Merck, Put, 1/20/07 @ $42.50 (1)	(300)	(67)
MGI Pharma, Put, 1/20/07 @ $20.00 (1)	(450)	(157)
Monsanto, Put, 1/20/07 @ $47.50 (1)	(100)	(29)
Monsanto, Put, 1/20/07 @ $50.00 (1)	(250)	(107)
Monsanto, Put, 4/21/07 @ $50.00 (1)	(300)	(150)
Myogen, Call, 1/20/07 @ $40.00 (1)	(500)	(96)
Myogen, Put, 1/20/07 @ $30.00 (1)	(400)	(59)
Myogen, Put, 1/19/08 @ $30.00 (1)	(200)	(134)
Nektar Therapeutics, Put, 1/20/07 @ $25.00 (1)	(38)	(40)
Neurocrine Biosciences, Put, 1/20/07 @ $10.00 (1)	(250)	(25)
Neurocrine Biosciences, Put, 1/20/07 @ $15.00 (1)	(150)	(67)
Omnicare, Call, 1/20/07 @ $50.00 (1)	(250)	(25)
Omnicare, Call, 3/17/07 @ $50.00 (1)	(250)	(46)
Omincare, Put, 3/17/07 @ $50.00 (1)	(358)	(281)
Omnicare, Put, 1/17/09 @ $50.00 (1)	(300)	(222)
Onyx Pharmaceuticals, Put, 1/20/07 @ $17.50 (1)	(350)	(119)
Onyx Pharmaceuticals, Put, 1/20/07 @ $20.00 (1)	(100)	(50)
Onyx Pharmaceuticals, Put, 1/20/07 @ $30.00 (1)	(136)	(177)
OSI Pharmaceuticals, Call, 10/21/06 @ $35.00 (1)	(1,000)	(385)
OSI Pharmaceuticals, Put, 1/20/07 @ $40.00 (1)	(390)	(175)
PDL Biopharma, Put, 1/20/07 @ $22.50 (1)	(200)	(73)
Pfizer, Call, 1/20/07 @ $27.50 (1)	(1,000)	(180)
Pfizer, Put, 1/20/07 @ $22.50 (1)	(250)	(2)
ResMed, Put, 1/20/07 @ $45.00 (1)	(400)	(216)
ResMed, Put, 1/20/07 @ $50.00 (1)	(174)	(171)
ResMed, Put, 4/21/07 @ $45.00 (1)	(150)	(88)
Respironics, Put, 1/20/07 @ $35.00 (1)	(200)	(14)
Sepracor, Call, 10/21/06 @ $60.00 (1)	(700)	(26)
Sepracor, Put, 10/21/06 @ $45.00 (1)	(250)	(41)
Sepracor, Put, 10/21/06 @ $55.00 (1)	(500)	(377)
Sepracor, Put, 1/20/07 @ $45.00 (1)	(250)	(90)
Shire, Put, 4/21/07 @ $50.00 (1)	(250)	(134)
St. Jude Medical, Call, 10/21/06 @ $40.00 (1)	(750)	(9)
St. Jude Medical, Put, 10/21/06 @ $40.00 (1)	(250)	(117)
St. Jude Medical, Put, 1/20/07 @ $35.00 (1)	(200)	(42)
St. Jude Medical, Put, 1/20/07 @ $40.00 (1)	(350)	(182)
Stryker, Call, 12/16/06 @ $50.00 (1)	(750)	(165)
Stryker, Call, 1/20/07 @ $55.00 (1)	(750)	(64)
Teva Pharmaceutical, Call, 1/20/07 @ $35.00 (1)	(1,000)	(190)
Teva Pharmaceutical, Put, 1/20/07 @ $32.50 (1)	(300)	(39)
Theravance, Call, 12/16/06 @ $30.00 (1)	(750)	(43)
Theravance, Put, 1/20/07 @ $20.00 (1)	(31)	(1)
Triad Hospitals, Call, 1/17/07 @ $45.00 (1)	(80)	(16)
Triad Hospitals, Put, 5/19/07 @ $45.00 (1)	(300)	(89)
United Surgical Partners International
Call, 2/17/07 @ $30.00 (1)	(870)	(65)
UnitedHealth Group, Put, 1/20/07 @ $40.00 (1)	(500)	(24)
Vertex Pharmaceuticals, Call, 1/20/07 @ $45.00 (1)	(300)	(28)
Vertex Pharmaceuticals, Put, 10/21/06 @ $40.00 (1)	(400)	(260)
Vertex Pharmaceuticals, Put, 1/20/07 @ $30.00 (1)	(200)	(50)
Vertex Pharmaceuticals, Put, 4/21/07 @ $35.00 (1)	(200)	(130)
Walgreen, Put, 4/21/07 @ $45.00 (1)	(250)	(70)
Wellpoint, Put, 3/17/07 @ $80.00 (1)	(400)	(224)
Wyeth, Call, 1/20/07 @ $50.00 (1)	(250)	(76)
Wyeth, Put, 1/20/07 @ $80.00 (1)	(750)	(127)
Zimmer Holdings, Call, 12/16/06 @ $65.00 (1)	(500)	(245)
Zimmer Holdings, Call, 12/16/06 @ $70.00 (1)	(1,000)	(215)
Zimmer Holdings, Call, 1/20/07 @ $65.00 (1)	(250)	(140)
Total Options Written (Premiums received $(30,749))		(23,907)

(3) Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $8,326 and represents 0.5% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Alexza Pharmaceuticals PP	12/23/04	$2,000
Cougar Biotechnology	4/10/06	200
Cougar Biotechnology, Series A, 4.00%	4/10/06	1,800
Favrille, Warrants, 3/6/11	3/10/06	16
Fibrogen, Series F, 0.00%	12/30/04	3,000
Mannkind, Warrants, 8/5/10	8/5/05	3
Myogen, Warrants, 9/29/09	9/29/04	3
Poniard Pharmaceuticals, Warrants, 11/30/08	12/5/03	-
Poniard Pharmaceuticals, Bridge Warrants, 1/31/11	2/3-4/26/06	-
Seattle Genetics, Warrants, 12/31/11	7/8/03	-
Totals		$7,022

The fund has registration rights for certain restricted securities held as of September 30, 2006. Any costs related to such registration are borne by the issuer.

[4] Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase		Sales	Investment	Value
Affiliate	Cost		Cost	Income‡	9/30/06	12/31/05
Combinatorx	$2,183		$-	$-	$2,492	-
Favrille	1,946		-	-	2,589	*
Favrille, Warrants,
3/6/11	16		-	-	-	-
Poniard
Pharmaceuticals	1,763		-	-	1,814	-
Poniard
Pharmaceuticals,
Warrants 11/30/08		-	-	-	-	-
Poniard
Pharmaceuticals
Bridge, Warrants
1/31/11		-	-	-	-	-
T. Rowe Price Reserve
Investment Fund,
5.37%	¤		¤	511	2,149	10,247
Totals				$511	$9,044	$ 10,247

‡ Includes dividend income of $511 and no interest income.

* The issuer was not considered an affiliated company at December 31, 2005.

¤ Purchase and sale information not shown for cash management funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Health Sciences Fund
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Health Sciences Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and asked prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Options

The fund may invest in call and put options that give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Portfolio of Investments at market value.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $1,292,203,000. Net unrealized gain aggregated $369,937,000 at period-end, of which $431,174,000 related to appreciated investments and $61,237,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Health Sciences Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 17, 2006